Note 9 - Capital Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Capital stock

The Company is authorized to issue an unlimited number of common stock, all without par value.

Issued and outstanding common stock:

	Number of common stock	Capital stock
Balance at December 31, 2015	77,370,716	$5,214,691
Stock issued to effect the recapitalization (Note 19)	1,900,000	196,534
Stock issued due to option exercises related to amalgamation (Note 10)	80,000	22,058
Stock issued to Everfront Capital Corp	80,000	15,741
Stock issued for financing (i and ii)	4,133,853	4,717,570
Stock issued due to exercise of options (Note 10)	400,000	23,379
Balance at December 31, 2016	83,964,569	10,189,973
Stock issuance for services (iii and iv)	155,927	275,131
Stock issued from financing (v and vi)	4,405,373	6,513,424
Stock issued due to exercise of options (Note 10)	1,700,000	1,266,131
Balance at December 31, 2017	90,225,869	$18,244,659

i)	On August 25, 2016, the Company issued 3,342,480 common shares for gross proceeds of $3,875,500. The Company recorded $29,310 of share issuance costs as an offset to capital stock.
ii)	On December 29, 2016, the Company issued 791,373 common shares for gross proceeds of $880,086. The Company recorded $8,706 of share issuance costs as an offset to capital stock.
iii)	On
March 14, 2017,
the Company settled
$50,000
of amounts due to a vendor by issuing
43,613
common shares valued at
$45,000
at the date of issuance. The Company recorded a
$5,000
gain on the settlement of liabilities.
iv)	On
December 22, 2017,
the Company issued
112,314
common shares in accordance with a License and Supply Agreement with Celsee, Inc. and recognized
$230,131
as a research and development expense in the consolidated statements of operations and comprehensive loss.
v)	On April 7, 2017, the Company issued 2,902,682 common shares for gross proceeds of $3,250,000. The Company recorded $32,754 of share issuance costs as an offset to capital stock.
vi)	On July 28, 2017, the Company issued 1,502,691 common shares for gross proceeds of $3,320,000. The Company recorded $23,822 of share issuance costs as an offset to capital stock.